Income Taxes (Reconciliation of Income Taxes at the U.S. Statutory Federal Income Tax Rate) (Detail)		9 Months Ended		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017
Effective Income Tax Computation [Line Items]
U.S. statutory rate		21.00%	21.00%	35.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit		0.20%	3.30%
Investment tax credits		(5.70%)	(0.90%)
Production tax credits		(1.20%)	(0.70%)
Reversal of excess deferred income taxes		(6.80%)	(1.50%)
Federal legislative change			2.00%
State legislative change			(0.80%)
Write-off of regulatory assets		33.50%
AFUDC - equity		(2.00%)	(0.90%)
Other, net		(2.70%)	(1.00%)
Effective tax rate		36.30%	20.50%
Virginia Electric and Power Company
Effective Income Tax Computation [Line Items]
U.S. statutory rate		21.00%	21.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit		4.50%	4.60%
Investment tax credits		(5.30%)	(1.40%)
Production tax credits		(0.80%)	(0.70%)
Reversal of excess deferred income taxes		(4.10%)	(1.90%)
Federal legislative change			(0.20%)
AFUDC - equity			(0.50%)
Other, net		(1.20%)	(0.30%)
Effective tax rate		14.10%	20.60%
Dominion Energy Gas Holdings, LLC
Effective Income Tax Computation [Line Items]
U.S. statutory rate		21.00%	21.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit		3.60%	3.20%
Reversal of excess deferred income taxes		(0.90%)	(0.90%)
Federal legislative change			2.70%
State legislative change			(3.30%)
AFUDC - equity		(0.50%)	(0.30%)
Other, net	[1]	(3.50%)	(4.30%)
Effective tax rate		19.70%	18.10%

[1]	Includes (3.7) % and (4.4) % relating to the absence of tax on noncontrolling interest in 2019 and 2018, respectively.